31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial liabilities [line items]
Total liabilities		R$ 36,605	R$ (34,423)	[1]
Cash and cash equivalents		(1,680)	(536)				R$ (891)
Net liabilities		(3,295)	2,779
Total equity		17,478	15,891	[1],[2]			15,939	[3]
Restated [member]
Disclosure of financial liabilities [line items]
Total liabilities	[2]		34,423		R$ 44,255
Cash and cash equivalents	[2]		(536)		(891)
Total equity			16,103	[2]	R$ 16,084	[2]	16,084	[3]	R$ 14,296
Capital management [member]
Disclosure of financial liabilities [line items]
Total liabilities		36,605
Cash and cash equivalents		(1,680)					(891)
Restricted cash		(64)
Net liabilities		34,861
Total equity		R$ 17,478					R$ 15,939
Net liabilities / equity		1.99%
Capital management [member] | Restated [member]
Disclosure of financial liabilities [line items]
Total liabilities			34,423
Cash and cash equivalents			(536)
Restricted cash			(12)
Net liabilities			33,875
Total equity			R$ 16,103
Net liabilities / equity			2.10%

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.